Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 744,889	$ 862,590	$ 32,696
Accounts receivable, less allowance	1,097,751	1,032,508	989,873
Inventories:
Finished goods	779,057	732,359	730,727
Work in process and raw materials	191,758	187,965	196,082
Total inventory	970,815	920,324	926,809
Deferred income taxes	104,496	126,730	149,207
Other current assets	240,766	207,086	163,008
Total current assets	3,158,717	3,149,238	2,261,593
Goodwill	1,178,687	1,156,005	1,108,008
Intangible assets	313,299	347,553	305,873
Deferred pension assets	302,446	249,911	228,350
Other assets	407,975	366,134	368,898
Property, plant and equipment:
Land	125,131	102,336	105,010
Buildings	715,096	677,944	668,802
Machinery and equipment	1,838,590	1,750,729	1,657,874
Construction in progress	62,563	56,582	41,264
Total gross property, plant and equipment	2,741,380	2,587,591	2,472,950
Less allowances for depreciation	1,719,997	1,621,695	1,516,420
Total net property, plant and equipment	1,021,383	965,896	956,530
Total Assets	6,382,507	6,234,737	5,229,252
Current liabilities:
Short-term borrowings	96,551	69,035	346,313
Accounts payable	998,484	922,999	965,149
Compensation and taxes withheld	337,637	314,892	251,060
Accrued taxes	79,504	52,104	120,555
Current portion of long-term debt	502,948	3,689	7,823
Other accruals	513,433	513,717	471,761
Total current liabilities	2,528,557	1,876,436	2,162,661
Long-term debt	1,122,373	1,632,165	639,231
Postretirement benefits other than pensions	268,874	320,223	297,528
Other long-term liabilities	688,168	614,109	612,913
Shareholders’ equity:
Common stock - $1.00 par value: 100,129,380, 103,270,067 and 103,854,234 shares outstanding at December 31, 2013, 2012 and 2011, respectively	112,902	111,623	107,454
Preferred stock - convertible, no par value: 40,406, 101,086 and 160,273 shares outstanding at December 31, 2013, 2012 and 2011, respectively	40,406	101,086	160,273
Unearned ESOP compensation	(40,406)	(101,086)	(160,273)
Other capital	1,847,801	1,673,788	1,297,625
Retained earnings	1,774,050	1,226,467	756,372
Treasury stock, at cost	(1,639,174)	(849,685)	(276,654)
Cumulative other comprehensive loss	(321,044)	(370,389)	(367,878)
Total shareholders’ equity	1,774,535	1,791,804	1,516,919
Total Liabilities and Shareholders’ Equity	$ 6,382,507	$ 6,234,737	$ 5,229,252